Net trading income (losses) - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Net (losses) gain on financial instruments held for trading	£ (5)	£ 406	£ (1,049)
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	17,096	16,653	(17,210)
Net losses on financial liabilities designated at fair value through profit or loss	(336)	(341)	(154)
Net gains (losses) on financial assets and liabilities at fair value through profit or loss:	16,755	16,718	(18,413)
Foreign exchange	1,003	1,418	(1,063)
Investment property gains (losses) (note 24)	67	(87)	(511)
Net trading income (losses)	17,825	18,049	(19,987)
Insurance and participating investment contracts
Disclosure of attribution of expenses by nature to their function [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	10,285	11,253	(14,867)
Foreign exchange	196	542	(1,039)
Investment property gains (losses) (note 24)	(4)	(4)	(3)
Net trading income (losses)	10,477	11,791	(15,909)
Net investment return on assets held to back insurance and investment contracts	16,013	16,742	(20,899)
Fair value hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(81)	(267)	(41)
Cash flow hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (60)	£ 19	£ (10)